QUARTERLY DATA (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income	$ 8,863	$ 8,862	$ 8,878	$ 9,221	$ 9,265	$ 9,451	$ 9,584	$ 9,520	$ 35,824	$ 37,820	$ 39,875
Interest expense	2,322	2,368	2,392	2,551	2,638	2,815	2,932	2,992	9,633	11,377	13,824
Net interest income	6,541	6,494	6,486	6,670	6,627	6,636	6,652	6,528	26,191	26,443	26,051
Provision for loan losses	646	1,334	432	484	948	210	190	210	2,896	1,558	902
Net interest income after provision for loan losses	5,895	5,160	6,054	6,186	5,679	6,426	6,462	6,318	23,295	24,885	25,149
Noninterest income	2,398	1,232	2,326	2,761	2,885	2,697	2,896	2,649	8,717	11,127	10,685
Noninterest expenses	7,338	7,408	7,557	8,350	7,522	8,047	8,310	8,713	30,653	32,592	31,518
Income (loss) before income tax provision (benefit)	955	(1,016)	823	597	1,042	1,076	1,048	254	1,359	3,420	4,316
Income tax provision (benefit)	210	(316)	153	194	281	336	341	45	241	1,003	1,313
Net income (loss)	$ 745	$ (700)	$ 670	$ 403	$ 761	$ 740	$ 707	$ 209	$ 1,118	$ 2,417	$ 3,003
Earnings (loss) per common share:
Basic	$ 0.08	$ (0.07)	$ 0.07	$ 0.04	$ 0.08	$ 0.07	$ 0.07	$ 0.02	$ 0.11	$ 0.24	$ 0.29
Diluted	$ 0.08	$ (0.07)	$ 0.07	$ 0.04	$ 0.08	$ 0.07	$ 0.07	$ 0.02	$ 0.11	$ 0.24	$ 0.29